Goodwill And Other Intangible Assets (Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Intangible assets subject to amortization:
Net carrying amount	¥ 868,401	¥ 854,082
Intangible assets not subject to amortization:
Net carrying amount	12,529	12,071
Total intangible assets, Net	880,930	866,153
Indefinite-Lived Trade Names [Member]
Intangible assets not subject to amortization:
Net carrying amount	3,037	3,037
Other Intangible Assets Not Subject To Amortization [Member]
Intangible assets not subject to amortization:
Net carrying amount	9,492	9,034
Software [Member]
Intangible assets subject to amortization:
Net carrying amount	560,820	534,514
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Net carrying amount	167,613	182,524
Customer Relationships [Member]
Intangible assets subject to amortization:
Net carrying amount	99,752	96,757
Trade Names [Member]
Intangible assets subject to amortization:
Net carrying amount	38,199	38,132
Other Intangible Assets Subject To Amortization [Member]
Intangible assets subject to amortization:
Net carrying amount	¥ 2,017	¥ 2,155